Subsequent Events (Details Narrative) (Southwestern Montana Financial Center, Inc.)	Apr. 02, 2019 USD ($)
Southwestern Montana Financial Center, Inc. [Member] | Subsequent Event [Member]
Business acquistion purchase price	$ 2,395,000